Intangible Assets - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) Cash_Generating_Units BusinessSegments	Dec. 31, 2017 EUR (€) Cash_Generating_Units
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units identified | Cash_Generating_Units		26	25
Number of business segments analysed for cash generating units | BusinessSegments		6
Cash flow forecasts projection period description		The cash flow forecasts are primarily based on a five-year strategic plan document formally approved by the Board of Directors and specifically exclude the impact of future development activity. These cash flows are projected forward for an additional five years to determine the basis for an annuity-based terminal value, calculated on the same basis as the Group's acquisition modelling methodology.
Terminal value assumption annuity period		20 years
Impairment charge	€ 0		€ 0
Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)		7.00%	7.00%
Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)		9.20%	10.30%
Maximum [member] | Each of remaining cash generating units [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs		10.00%
Long lived cement assets [member]
Disclosure of detailed information about intangible assets [line items]
Terminal value assumption annuity period		30 years
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis description		Sensitivity analysis has been performed and results in additional disclosures in respect of two of the total 26 CGUs. The key assumptions, methodology used and values applied to each of the key assumptions for the two CGUs are in line with those outlined above (a 30-year annuity period has been used). The two CGUs had aggregate goodwill of €630 million at the date of testing.
Goodwill at date of testing		€ 630,000,000
Average EBITDA margin for CGU over initial five-year period		18.10%
Value-in-use (being the present value of future net cash flows)		€ 1,609,000,000
Carrying amount		1,349,000,000
Excess of value-in-use over carrying amount		€ 260,000,000
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about intangible assets [line items]
Description of level of fair value hierarchy within which fair value measurement is categorised for goodwill		The recoverable amount of 26 CGUs is determined based on a value-in-use computation, using Level 3 inputs in accordance with the fair value hierarchy.
Number of CGUs subject to impairment testing for goodwill | Cash_Generating_Units		26
US Cement (Americas Materials segment) and Americas Building Products (Americas Products segment) [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs		17.00%
US Cement (Americas Materials segment) and Americas Building Products (Americas Products segment) [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs		20.00%
Europe [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		0.70%
Europe [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		1.90%
Americas [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		1.20%
Americas [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		1.90%
Asia [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections		4.10%